GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 107,345
2026	100,785
2027	99,710
2028	95,404
2029	77,311
Thereafter	54,171
Intangible assets, net	$ 534,726	$ 20,202